Details of Performance Vesting Restricted Shares and Share Appreciation Rights Granted under Share Plan (Detail)	6 Months Ended		12 Months Ended						6 Months Ended	12 Months Ended						6 Months Ended	12 Months Ended
	Dec. 31, 2010 2005 Share Plan USD ($)	Dec. 31, 2010 2005 Share Plan ZAR	Dec. 31, 2012 2005 Share Plan USD ($)	Dec. 31, 2012 2005 Share Plan ZAR	Dec. 31, 2011 2005 Share Plan USD ($)	Dec. 31, 2011 2005 Share Plan ZAR	Jun. 30, 2010 2005 Share Plan USD ($)	Jun. 30, 2010 2005 Share Plan ZAR	Dec. 31, 2010 Restricted Stock 2005 Share Plan	Dec. 31, 2012 Restricted Stock 2005 Share Plan	Dec. 31, 2011 Restricted Stock 2005 Share Plan	Jun. 30, 2010 Restricted Stock 2005 Share Plan	Dec. 31, 2011 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights ZAR	Jun. 30, 2010 Stock Appreciation Rights ZAR	Dec. 31, 2010 Stock Appreciation Rights 2005 Share Plan	Dec. 31, 2012 Stock Appreciation Rights 2005 Share Plan USD ($)	Dec. 31, 2012 Stock Appreciation Rights 2005 Share Plan ZAR	Dec. 31, 2011 Stock Appreciation Rights 2005 Share Plan	Jun. 30, 2010 Stock Appreciation Rights 2005 Share Plan
Number of Options
Beginning Balance									8,438,663	7,369,112	7,650,081	6,831,964				5,660,272	5,030,143	5,030,143	5,270,597	4,609,626
Granted during the period									381,115		3,165,342	3,177,552				307,070			1,638,484	1,564,217
Exercised and released									(355,779)	(1,798,082)	(2,559,552)	(341,309)				(13,329)	(259,455)	(259,455)	(1,247,317)
Forfeited									(753,918)	(584,814)	(886,759)	(619,793)				(683,416)	(451,779)	(451,779)	(631,621)	(513,571)
Conditions for vesting not met									(60,000)			(609,751)
Ending Balance									7,650,081	4,986,216	7,369,112	8,438,663				5,270,597	4,318,909	4,318,909	5,030,143	5,660,272
Average price
Average price, at beginning of year	$ 14.00	106.00	$ 13.27	107.91	$ 15.63	105.53	$ 13.83	111.50					119.17	93.89	90.84
Granted during the period	$ 14.52	103.66			$ 16.51	119.17	$ 11.98	90.84
Exercised and released	$ 14.44	103.07	$ 12.99	106.36	$ 15.38	111.06
Forfeited	$ 14.57	104.01	$ 14.30	117.14	$ 15.33	110.69	$ 14.43	109.40
Conditions for vesting not met
Average price, at end of year	$ 15.63	105.53	$ 12.53	107.37	$ 13.27	107.91	$ 14.00	106.00					119.17	93.89	90.84		$ 12.53	107.48